REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	3 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]

Other operating expenses, included as part of noninterest expenses, consisted of the following for the periods presented:

	For the three months ended March 31,
(Dollars are in thousands)	2021	2020
Advertising	$35	$65
ATM network expense	342	392
Legal, accounting and professional fees	285	234
Consulting fees	55	323
Loan related expenses	107	107
Printing and supplies	36	37
FDIC insurance premiums	70	93
Other real estate owned, net	97	63
Other	494	703
Total other operatinsg expenses	$1,521	$2,017